ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Notes and other explanatory information [abstract]
Accrued bonuses and other payroll-related expenses	$ 465	$ 193
Accrued legal fees	357	186
Accounts payable	274	188
Accrued clinical and R&D services	264
Accrued other professional fees	229	75
Accrued accounting and auditing fees	133	69
Accrued CRO	58
Accrued rent and administration	51
Other	34	39
Total accounts payable and accrued liabilities	$ 1,865	$ 750